Consolidated Statement of Comprehensive Income - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Consolidated Net Loss	[1]	€ (56,172,121)	€ (69,826,469)	€ (60,382,776)
Change in Fair Value of Equity Instruments through Other Comprehensive Income	[1],[2]	(127,458)	0	0
Foreign Currency Translation Differences from Consolidation	[1],[3]	(83,432)	0	0
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds (Thereof € 0 for 2018, € 86,685 for 2017 and € 251,455 for 2016, respectively, Reclassifications of realized Gains and Losses to Profit or Loss)	[1]	0	54,170	115,396
Change of Tax Effects presented in Other Comprehensive Income on Available-for-sale Financial Assets and Bonds	[1]	0	63,659	(136,550)
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds, Net of Tax Effects	[1]	0	117,829	(21,154)
Change in Unrealized Gains and Losses on Cash Flow Hedges (Thereof € 0 for 2018, € 256,085 for 2017 and € 0 for 2016, respectively, Reclassifications of realized Losses to Profit or Loss)	[1]	0	(490,164)	490,164
Change of Tax Effects presented in Other Comprehensive Income on Cash Flow Hedges	[1]	0	130,751	(130,751)
Change in Unrealized Gains and Losses on Cash Flow Hedges, Net of Tax Effects	[1]	0	(359,413)	359,413
Other Comprehensive Income	[1]	(210,890)	(241,584)	338,259
Total Comprehensive Income	[1]	€ (56,383,011)	€ (70,068,053)	€ (60,044,517)

[1]	In financial years 2017 and 2016, the statement of comprehensive income only comprised components which will be reclassified in terms of IAS 1.82A(a)(ii) to profit or loss in subsequent periods when specific conditions are met.
[2]	Item will not be reclassified in terms of IAS 1.82A(a)(i) to profit or loss in subsequent periods.
[3]	Item will be reclassified in terms of IAS 1.82A(a)(ii) to profit or loss in subsequent periods when specific conditions are met.